BALANCE SHEETS - USD ($)	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		$ 113,168	$ 36,223
Accounts receivable, net of allowance of $24,280 and $0, respectively			63,593
Inventory		660,504	686,922
Total current assets		794,120	804,557
NON-CURRENT ASSETS
Property, plant and equipment, net		167,872	142,406
Total assets		1,950,973	1,369,430
CURRENT LIABILITIES
Current note payable - related party		12,000	12,000
Total current liabilities		3,386,756	1,515,646
NON-CURRENT LIABILITIES
Note payable – related party, net of current		56,000	68,000
Total liabilities		6,195,124	3,360,406
STOCKHOLDERS’ DEFICIT
Common Stock, $30.05 par value, 10,000 shares issued and outstanding, respectively		7,863	7,640
Additional paid-in capital		4,746,447	4,155,775
Accumulated deficit		(9,280,036)	(6,154,441)
Total stockholders’ deficit		(4,244,151)	(1,990,976)
Total liabilities and stockholders’ deficit		1,950,973	1,369,430
S And S Beverage [Member]
CURRENT ASSETS
Cash and cash equivalents			30,075
Accounts receivable, net of allowance of $24,280 and $0, respectively	9,438	9,438	81,094
Inventory	240,797	240,797	254,996
Total current assets	250,235	250,235	366,165
NON-CURRENT ASSETS
Property, plant and equipment, net	12,200	12,200	13,168
Total assets	262,435	262,435	379,333
CURRENT LIABILITIES
Accounts payable and accrued liabilities	55,553	78,782	105,603
Outstanding checks	23,058	6,362
Interest payable	11,915	11,915
Due to customers	19,667	19,667	47,553
Current note payable - related party	811,761	801,761	78,760
Total current liabilities	921,954	918,487	231,916
NON-CURRENT LIABILITIES
Note payable – related party, net of current			200,000
Total liabilities	921,954	918,487	431,916
STOCKHOLDERS’ DEFICIT
Common Stock, $30.05 par value, 10,000 shares issued and outstanding, respectively	300,500	300,500	300,500
Additional paid-in capital	437,701	437,701	412,701
Accumulated deficit	(1,397,720)	(1,394,253)	(765,784)
Total stockholders’ deficit	(659,519)	(656,052)	(52,583)
Total liabilities and stockholders’ deficit	$ 262,435	$ 262,435	$ 379,333